Hartford Quality Value ETF Performance Management - Hartford Quality Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information shown below provides some indications of the risks of investing in this Fund. Effective as of October 13, 2023, the Fund acquired all eligible assets and liabilities of Hartford Quality Value Fund (the “Predecessor Fund”), a mutual fund series of The Hartford Mutual Funds II, Inc., and adopted the accounting and performance history of the Predecessor Fund (the “Conversion”). The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund. The bar chart shows how the performance of the Fund’s shares (represented through October 13, 2023 by the performance of the Predecessor Fund’s Class F shares) has varied from year to year for the past ten calendar years. The table shows the Fund’s average annual total returns (represented through October 13, 2023 by the average annual total returns of the Predecessor Fund’s Class F shares) for the past one year, five years and ten years. The performance of the Predecessor Fund shown below through October 13, 2023 has not been adjusted to reflect the lower fees and expenses that are incurred by the Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Predecessor Fund performance is based on the performance of Class F shares through October 13, 2023 and includes the Predecessor Fund’s performance when the Predecessor Fund pursued a different investment objective and principal investment strategy prior to November 1, 2017. The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing: ●how the Fund’s performance (represented through October 13, 2023 by the performance of the Predecessor Fund’s Class F shares) changed from year to year over ten years; and ●how the Fund’s average annual returns (represented through October 13, 2023 by the performance of the Predecessor Fund’s Class F shares) for one, five and ten years compare to those of a broad-based securities market index. You may obtain updated performance information on the website at hartfordfunds.com. Past performance, as shown for the Predecessor Fund through October 13, 2023 and the Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance, as shown for the Predecessor Fund through October 13, 2023 and the Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	 The performance information shown below provides some indications of the risks of investing in this Fund. Effective as of October 13, 2023, the Fund acquired all eligible assets and liabilities of Hartford Quality Value Fund (the “Predecessor Fund”), a mutual fund series of The Hartford Mutual Funds II, Inc., and adopted the accounting and performance history of the Predecessor Fund (the “Conversion”).
Performance Additional Market Index [Text]	The table below shows returns for the Fund and, through October 13, 2023, the Predecessor Fund, over time compared to those of two market indices. The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Bar Chart Narrative [Text Block]	The annual returns in the bar chart are for the Predecessor Fund’s Class F shares through October 13, 2023 and for the Fund thereafter.
Bar Chart [Heading]	Total returns by calendar year
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return14.08%December 31, 2020Worst Quarter Return-24.83%March 31, 2020Theyear-to-datereturn of the Fund as ofSeptember 30, 2025was8.85%.
Performance Table Heading	Average Annual Total Returns.
Performance Table Narrative	The table below shows returns for the Fund and, through October 13, 2023, the Predecessor Fund, over time compared to those of two market indices. The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class F shares of the Predecessor Fund through October 13, 2023.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by visiting our website at hartfordfunds.com.
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class F shares of the Predecessor Fund through October 13, 2023.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2024
Performance Availability Website Address [Text]	hartfordfunds.com
Hartford Quality Value ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	8.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	14.08%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(24.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020